Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Magnolia Solar Corporation
REVENUES
REVENUE - net			$ 159,882	$ 218,270
COST OF REVENUES
COST OF REVENUES			102,069	135,356
GROSS PROFIT			57,813	82,914
OPERATING EXPENSES
Salaries and salary related costs, including stock based compensation			160,483	198,800
Professional fees and consulting			150,179	138,260
General and administrative			37,145	43,629
Depreciation and amortization expense			35,962	35,962
Total operating expenses			383,769	416,651
OTHER (INCOME) EXPENSE
Interest expense, net of interest income			239,985	239,981
Total other (income) expense			239,985	239,981
LOSS BEFORE PROVISION FOR INCOME TAXES			$ (565,941)	$ (573,718)
PROVISION FOR INCOME TAXES
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST			$ (565,941)	$ (573,718)
NET LOSS PER SHARE
Basic			$ (3.29)	$ (3.83)
SHARES USED IN CALCULATION OF NET INCOME PER SHARE
Basic			171,932	149,880
Ecoark Holdings, Inc.
REVENUES
Revenue from product sales	$ 1,207,000	$ 1,483,000
Revenue from services	757,000	742,000
REVENUE - net	1,964,000	2,225,000
COST OF REVENUES
Cost of product sales	1,182,000	1,417,000
Cost of services	277,000	224,000
COST OF REVENUES	1,459,000	1,641,000
GROSS PROFIT	505,000	584,000
OPERATING EXPENSES
Salaries and salary related costs, including stock based compensation	1,020,000	812,000
Professional fees and consulting	267,000	750,000
General and administrative	517,000	590,000
Depreciation and amortization expense	75,000	416,000
Research and development	752,000	777,000
Total operating expenses	2,631,000	3,345,000
Loss from operations	(2,126,000)	(2,761,000)
OTHER (INCOME) EXPENSE
Interest expense, net of interest income	(95,000)	(206,000)
Loss from continuing operations before provision for income taxes	$ (2,221,000)	$ (2,967,000)
PROVISION FOR INCOME TAXES
NET LOSS	$ (2,221,000)	$ (2,967,000)
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	2,000	51,000
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST	$ (2,223,000)	$ (3,018,000)
NET LOSS PER SHARE
Basic	$ (0.08)	$ (0.13)
Diluted	$ (0.08)	$ (0.13)
SHARES USED IN CALCULATION OF NET INCOME PER SHARE
Basic	27,847,000	22,513,000
Diluted	27,847,000	22,513,000